Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 22 – Subsequent Events

Common Stock Sales

On March 12, 2018, the Company sold 333,333 units at $0.15 per unit, consisting of 333,333 shares of common stock and 666,700 warrants exercisable at $0.15 per share over the following 3 years to an individual investor for proceeds of $50,000. The shares have not yet been issued.

Exercise of Warrants

On March 28, 2018, a warrant holder exercised warrants to purchase 3,000,000 shares of common stock at $0.04 per share for proceeds of $120,000. The shares have not yet been issued.

Common Stock Awarded for Services

On April 1, 2018, pursuant to the CFO’s employment agreement, Mr. Lawrence earned $12,960 of compensation to be paid with the issuance of 129,960 shares of common stock based on the closing stock price. The shares have not yet been issued.

On March 12, 2018, the Company issued a total of 350,000 shares of common stock to a consultant for services provided. The total fair value of the common stock was $25,550 based on the closing price of the Company’s common stock on the date of grant. The shares have not yet been issued.

On January 1, 2018, pursuant to the CFO’s employment agreement, Mr. Lawrence earned $12,960 of compensation to be paid with the issuance of 100,077 shares of common stock based on the closing stock price. The shares have not yet been issued.

Common Stock Issuances for Debt Conversions

On March 22, 2018, the Company issued 1,116,584 shares of common stock pursuant to the conversion of $52,479, consisting of $50,000 of outstanding principal and $2,479 of unpaid interest, on the Second Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 14, 2018, the Company issued 851,064 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 14, 2018, the Company issued 529,246 shares of common stock pursuant to the conversion of $24,875, consisting of $13,250 of outstanding principal and $11,625 of unpaid interest, on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, and the note has been paid off in full.

On February 20, 2018, the Company issued 801,603 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 7, 2018, the Company issued 809,716 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 5, 2018, the Company issued 1,009,489 shares of common stock pursuant to the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 22, 2018, the Company issued 806,452 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 22, 2018, the Company issued 806,452 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2018, the Company issued 955,474 shares of common stock pursuant to the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 8, 2018, the Company issued 806,452 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 2, 2018, the Company issued 784,929 shares of common stock pursuant to the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Options Expired

On February 20, 2018, a total of 8,000,000 options with a strike price of $0.04 per share expired.